Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Property and equipment	$ 26,915	$ 28,805	$ 18,921
Leasehold land	4,728	5,022	5,010
Intangible assets	1,061	1,429	1,626
Goodwill	1,542	1,568	1,504
Non-current financial assets	472	480	558
Non-current assets	34,718	37,304	27,619
Marketable securities held in trust account	15,196
Inventories	18,965	21,982	23,669
Trade and other receivables	4,670	4,625	4,502
Prepayments	2,357	2,572	4,278
Other current financial assets	629	1,213	928
Cash and cash equivalents	2,604	7,312	11,926
Current assets	44,421	37,704	45,303
Total assets	79,139	75,008	72,922
Equity
Share capital	82,530	14,481	12,876
Warrants	2,502	2,054	2,054
Accumulated losses	(117,644)	(82,405)	(137,770)
Other components of equity	10,853	9,591	6,542
Shareholders' deficit attributable to owners of the Company	(21,759)	(56,279)	(116,298)
Non-controlling interests	214	(1,441)	(943)
Total shareholders' deficit	(21,545)	(57,720)	(117,241)
Liabilities
Convertible preference shares		56,854	123,468
Contingent settlement provision		307	237
Asset reinstatement obligations	167	166	18
Deferred tax liabilities	1,418	1,443	297
Trade and other payables	377	413	644
Interest-bearing loans and borrowings	17,216	28,735	26,606
Non-current liabilities	19,178	87,918	151,270
Trade and other payables	19,669	11,384	12,934
Contract liabilities	4,297	3,426	3,085
Asset reinstatement obligations	43	96	188
Interest bearing loans and borrowings	42,147	29,808	22,598
Loan from shareholders	15,188
Current tax payable	162	96	88
Current liabilities	81,506	44,810	38,893
Total liabilities	100,684	132,728	190,163
Total shareholders' deficit and liabilities	$ 79,139	$ 75,008	$ 72,922